Condensed Consolidated Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)	Total	Additional Paid-in Capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Non-controlling interest in subsidiaries	Total Members' Capital	Class A	Class A Common Stock	Class B	Class B Common Stock	ALVARIUM TIEDEMANN HOLDINGS, INC [Member]	ALVARIUM TIEDEMANN HOLDINGS, INC [Member] Additional Paid-in Capital	ALVARIUM TIEDEMANN HOLDINGS, INC [Member] Retained earnings (accumulated deficit)	ALVARIUM TIEDEMANN HOLDINGS, INC [Member] Class A	ALVARIUM TIEDEMANN HOLDINGS, INC [Member] Class B	ALVARIUM TIEDEMANN HOLDINGS, INC [Member] Class B Common Stock
Balance at Dec. 31, 2020											$ 16,908	$ 24,137	$ (7,948)			$ 719
Balance (in Shares) at Dec. 31, 2020																7,187,500
Class B ordinary shares issued to Sponsor											144	0				$ 144
Class B ordinary shares issued to Sponsor (Shares)																1,437,500
Remeasurement of Class A ordinary shares subject to possible redemption											(33,710,736)	(24,137)	(33,686,599)
Net income (loss)											(1,035,380)		(1,035,380)
Balance at Dec. 31, 2021											(34,729,064)	0	(34,729,927)			$ 863
Balance (in Shares) at Dec. 31, 2021																8,625,000
Ending balance (in shares) at Dec. 31, 2021														0	8,625,000
Ending balance at Dec. 31, 2021	$ 40,021,000				$ 433,000	$ 39,588,000	$ 6,000		$ 39,582,000
Net income (loss)	886,000				(13,000)	899,000			899,000
Predecessor:
Member capital distributions	(2,150,000)					(2,150,000)			(2,150,000)
Member tax distributions	(3,771,000)					(3,771,000)	(1,000)		(3,770,000)
Restricted unit compensation	591,000					591,000			591,000
Other comprehensive income (loss) for the period	(275,000)			$ (275,000)
Ending balance at Mar. 31, 2022	35,302,000			(275,000)	420,000	35,157,000	$ 5,000		$ 35,152,000
Balance at Dec. 31, 2021											(34,729,064)	0	(34,729,927)			$ 863
Balance (in Shares) at Dec. 31, 2021																8,625,000
Waived deferred underwriting fee											4,079,413	4,079,413
Remeasurement of Class A ordinary shares subject to possible redemption											(4,952,531)	(2,878,625)	(2,073,906)
Net income (loss)											8,779,014		8,779,014
Balance at Dec. 31, 2022	17,533,000										$ (26,823,168)	$ 1,200,788	$ (28,024,819)			$ 863
Balance (in Shares) at Dec. 31, 2022																8,625,000
Beginning balance (in shares) at Dec. 31, 2021														0	8,625,000
Ending balance (in shares) at Dec. 31, 2022							57,916,649		55,032,961					0	8,625,000
Ending balance at Dec. 31, 2022	17,853,000
Beginning balance at Dec. 31, 2021	40,021,000				433,000	$ 39,588,000	$ 6,000		$ 39,582,000
Net income (loss)	(90,290,000)		$ (68,740,000)		(21,550,000)
Balance at Mar. 31, 2023	370,536,000
Beginning balance (in shares) at Jan. 02, 2023								55,388,023		55,032,961
Beginning balance at Jan. 02, 2023	1,014,908,000	$ 435,859,000	(27,946,000)		606,989,000			$ 6,000
Successor:
Issuance of Shares to Alvarium Trust								2,100,000
Issuance of shares to Alvarium Employee Benefit Trust	21,000,000	21,000,000
Currency translation adjustment	9,671,000			4,941,000	4,730,000
Issuance of shares - exercise of warrants (in shares)							428,626	428,626
Issuance of shares - exercise of warrants	5,416,000	5,416,000
Ending balance (in shares) at Mar. 31, 2023							57,916,649	57,916,649	55,032,961	55,032,961
Ending balance at Mar. 31, 2023	$ 960,705,000	$ 462,275,000	$ (96,686,000)	$ 4,941,000	$ 590,169,000			$ 6,000